LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED JULY 25, 2014

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED

FEBRUARY 28, 2014 OF MILLER INCOME OPPORTUNITY TRUST

The following replaces the last sentence of the fund’s Statement of Additional Information titled “Investment Strategies and Risks: Master Limited Partnerships (“MLPs”):

The fund may not invest more than 25% of the value of its total assets in the securities of MLPs that are treated for U.S. federal income tax purposes as qualified publicly traded partnerships.

Please retain this supplement for future reference.

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